RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

NOTE 21 – RELATED PARTY TRANSACTIONS

The Company's ultimate controlling party is Oaktree Capital Group, LLC, a limited liability company incorporated in the USA. The immediate controlling shareholder is Njord Luxco.

In connection with the USD 100m equity raise completed in January 2018, an entity affiliated with TORM’s largest shareholder, OCM Njord Holdings S.à r.l. (Oaktree Capital Management), received a fee of USD 1.25m in return for fully backstopping the transaction.

Shareholders' contribution and dividends paid are disclosed in the consolidated statement of changes in equity.

The remuneration of key management personnel, which consists of the Board of Directors and the Executive Director, is disclosed in Note 3.